CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (JPY ¥) In Millions, unless otherwise specified		Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total ORIX Corporation Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Mar. 31, 2010 (Scenario, Previously Reported)		¥ 1,316,461	¥ 143,939	¥ 178,661	¥ 1,104,779	¥ (79,459)	¥ (49,236)	¥ 1,298,684	¥ 17,777
Beginning Balance (Restatement Adjustment) (Adjustments for New Accounting Pronouncement)		(21,668)			(22,495)	(3,406)		(25,901)	4,233
Beginning Balance at Mar. 31, 2010		1,283,288	143,939	178,661	1,070,779	(82,865)	(49,236)	1,261,278	22,010
Cumulative effect of change in accounting principle	[1]	(11,505)			(11,505)			(11,505)	0
Contribution to subsidiaries		3,864						0	3,864
Transaction with noncontrolling interests		(2,246)		200		4		204	(2,450)
Comprehensive income (loss), net of tax:
Net income		68,394			66,021			66,021	2,373
Other comprehensive income (loss)
Net change of unrealized gain on investment in securities		7,663				7,605		7,605	58
Net change of defined benefit pension plans		(2,006)				(2,006)		(2,006)	0
Net change of foreign currency translation adjustments		(18,833)				(18,118)		(18,118)	(715)
Net change of unrealized gains (losses) on derivative instruments		(782)				(800)		(800)	18
Total other comprehensive income (loss)		(13,958)						(13,319)	(639)
Total comprehensive income (loss)		54,436						52,702	1,734
Cash dividends		(11,532)			(8,061)			(8,061)	(3,471)
Conversion of convertible bond		14	7	7				14	0
Exercise of stock options		98	49	49				98	0
Compensation cost of stock options		142		142				142	0
Acquisition of treasury stock		(70)					(70)	(70)	0
Other, net		275		78	61		136	275	0
Ending Balance at Mar. 31, 2011		1,328,269	143,995	179,137	1,128,800	(96,180)	(49,170)	1,306,582	21,687
Contribution to subsidiaries		21,503						0	21,503
Transaction with noncontrolling interests		(470)		52		(20)		32	(502)
Comprehensive income (loss), net of tax:
Net income		83,177			83,509			83,509	(332)
Other comprehensive income (loss)
Net change of unrealized gain on investment in securities		5,121				4,642		4,642	479
Net change of defined benefit pension plans		(3,247)				(3,245)		(3,245)	(2)
Net change of foreign currency translation adjustments		(1,077)				(98)		(98)	(979)
Net change of unrealized gains (losses) on derivative instruments		(1,170)				(1,155)		(1,155)	(15)
Total other comprehensive income (loss)		(373)						144	(517)
Total comprehensive income (loss)		82,804						83,653	(849)
Cash dividends		(10,703)			(8,599)			(8,599)	(2,104)
Conversion of convertible bond		6	3	3				6	0
Exercise of stock options		55	28	27				55	0
Acquisition of treasury stock		(1)					(1)	(1)	0
Other, net		(992)		4	(1,260)		264	(992)	0
Ending Balance at Mar. 31, 2012		1,420,471	144,026	179,223	1,202,450	(96,056)	(48,907)	1,380,736	39,735
Contribution to subsidiaries		2,229						0	2,229
Transaction with noncontrolling interests		(134)		98		(89)		9	(143)
Comprehensive income (loss), net of tax:
Net income		115,073			111,909			111,909	3,164
Other comprehensive income (loss)
Net change of unrealized gain on investment in securities		13,330				12,829		12,829	501
Net change of defined benefit pension plans		4,759				4,758		4,758	1
Net change of foreign currency translation adjustments		45,755				42,020		42,020	3,735
Net change of unrealized gains (losses) on derivative instruments		268				275		275	(7)
Total other comprehensive income (loss)		64,112						59,882	4,230
Total comprehensive income (loss)		179,185						171,791	7,394
Cash dividends		(14,914)			(9,676)			(9,676)	(5,238)
Conversion of convertible bond		99,773	49,840	49,933				99,773	0
Exercise of stock options		345	173	172				345	0
Acquisition of treasury stock		(3)					(3)	(3)	0
Other, net		621		174	361		86	621	0
Ending Balance at Mar. 31, 2013		¥ 1,687,573	¥ 194,039	¥ 229,600	¥ 1,305,044	¥ (36,263)	¥ (48,824)	¥ 1,643,596	¥ 43,977

[1]	Cumulative effect of change in accounting principle represents the cumulative effect of the retrospective adoption of Accounting Standards Update 2010-26 ("Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts"-ASC 944 ("Financial Services-Insurance")).